Intangible Assets and Goodwill - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ (78,853)	$ (43,751)
Intangible assets and goodwill at end of period	111,421	78,853
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(17,832)	(61)
Intangible assets and goodwill at end of period	93,678	17,832
Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(50,781)	(14,878)
Intangible assets and goodwill at end of period	69,632	50,781
Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(21,138)	(28,873)
Intangible assets and goodwill at end of period	21,868	21,138
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,255)	0
Intangible assets and goodwill at end of period	11,020	2,255
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,217)	0
Intangible assets and goodwill at end of period	4,767	3,217
Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,462)	0
Intangible assets and goodwill at end of period	3,937	1,462
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	197	0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(98,100)	(44,431)
Acquisitions through business combinations	29,240	7,900
Additions	33,999	43,967
Transfers	0	0
Effect of movements in foreign exchange	1,525	(1,802)
Intangible assets and goodwill at end of period	159,814	98,100
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(17,832)	(61)
Acquisitions through business combinations	75,846	17,771
Additions	0	0
Transfers	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	93,678	17,832
Cost | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(69,062)	(15,558)
Acquisitions through business combinations	8,550	0
Additions	0	940
Transfers	33,056	51,932
Effect of movements in foreign exchange	1,312	(632)
Intangible assets and goodwill at end of period	109,356	69,062
Cost | Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(21,138)	(28,873)
Acquisitions through business combinations	0	0
Additions	33,999	43,027
Transfers	(33,056)	(51,932)
Effect of movements in foreign exchange	213	(1,170)
Intangible assets and goodwill at end of period	21,868	21,138
Cost | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,100)	0
Acquisitions through business combinations	11,600	3,100
Additions	0	0
Transfers		0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	14,700	3,100
Cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,300)	0
Acquisitions through business combinations	5,000	3,300
Additions	0	0
Transfers		0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	8,300	3,300
Cost | Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,500)	0
Acquisitions through business combinations	3,500	1,500
Additions	0	0
Transfers		0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	5,000	1,500
Cost | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Acquisitions through business combinations	590	0
Additions	0	0
Transfers	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	590	0
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	19,247	680
Amortization for the year	28,990	11,123
Impairment charge	941	6,436
Effect of movements in foreign exchange	(785)	1,008
Intangible assets and goodwill at end of period	(48,393)	(19,247)
Amortization and impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization for the year	0	0
Impairment charge	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	0	0
Amortization and impairment | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,281	680
Amortization for the year	21,287	10,157
Impairment charge	941	6,436
Effect of movements in foreign exchange	(785)	1,008
Intangible assets and goodwill at end of period	(39,724)	(18,281)
Amortization and impairment | Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization for the year	0	0
Impairment charge	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	0	0
Amortization and impairment | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	845	0
Amortization for the year	2,835	845
Impairment charge	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	(3,680)	(845)
Amortization and impairment | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	83	0
Amortization for the year	3,450	83
Impairment charge	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	(3,533)	(83)
Amortization and impairment | Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	38	0
Amortization for the year	1,025	38
Impairment charge	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	(1,063)	(38)
Amortization and impairment | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization for the year	393	0
Impairment charge	0	0
Effect of movements in foreign exchange	0	0
Intangible assets and goodwill at end of period	$ (393)	$ 0